Income Tax - Components of income (loss) before income tax (benefit) provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Contingency [Line Items]
Income before income taxes	$ 17,309	$ 35,360	$ 1,980
Domestic
Income Tax Contingency [Line Items]
Income before income taxes	10,017	28,690	2,454
Foreign
Income Tax Contingency [Line Items]
Income before income taxes	$ 7,292	$ 6,670	$ (474)